RNC MUTUAL FUND GROUP, INC.

                       SUPPLEMENT AND SHAREHOLDER NOTICE
                            DATED FEBRUARY 22, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002


Effective February 25, 2002, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Funds. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

RNC Mutual Fund Group, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

RNC Mutual Fund Group, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:  U.S. Bancorp Fund Services, LLC
         A/C # 112-952-137
FFC:     Name of Fund
         Shareholder Registration
         Shareholder Account Number (if known)

The Transfer Agent's toll-free telephone number is 1-866-209-1966, and should be used to direct any questions you have on or after February 25, 2002.

Thank you for your continued interest in the Fund.